Condensed Financial Information of the Parent Company Only - Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 22,517	$ 14,293	$ 16,114
Adjustments to reconcile net income to net cash provided by operating activities:
Other, net	0	0	0
Net cash provided by operating activities	30,612	21,017	19,381
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(127,935)	(139,561)	16,268
Cash flows from financing activities:
Cash dividends paid - common stock	(3,616)	(3,030)	(2,684)
Purchase of treasury stock	(2,148)	(906)	0
Net cash provided by financing activities	76,869	220,786	389
Net increase (decrease) in cash and cash equivalents	(20,454)	102,242	36,038
Cash and due from banks at beginning of year	180,363	78,121	42,083
Cash and due from banks at end of year	159,909	180,363	78,121
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Cash flows from operating activities:
Net income	22,517	14,293	16,114
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(17,191)	(12,690)	(11,879)
Decrease (increase) in deferred tax asset	907	432	(319)
Other, net	(607)	1,031	10
Net cash provided by operating activities	5,626	3,066	3,926
Cash flows from investing activities:
(Increase) decrease in investment in subsidiaries, net	(70)	307	0
Net cash (used in) provided by investing activities	(70)	307	0
Cash flows from financing activities:
Cash dividends paid - common stock	(3,616)	(3,030)	(2,684)
Purchase of treasury stock	(2,148)	(906)	0
Net cash provided by financing activities	(5,764)	(3,936)	(2,684)
Net increase (decrease) in cash and cash equivalents	(208)	(563)	1,242
Cash and due from banks at beginning of year	2,013	2,576	1,334
Cash and due from banks at end of year	$ 1,805	$ 2,013	$ 2,576